Summary Prospectus and
Prospectus Supplement

December 7, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated December 7, 2023 to the Morgan Stanley Institutional Fund Trust Summary Prospectus and Prospectus dated January 27, 2023, as amended

Short Duration Income Portfolio (Class R6)
(the "Fund")

Effective immediately, Class R6 shares of the Fund are no longer offered for sale. On or about December 15, 2023, Class R6 will be liquidated as a share class of the Fund. At such time, all references to the Fund's "Class R6 Shares" and "R6 Share Class" (and related disclosures) are hereby deleted.

Please retain this supplement for future reference.

  IFTSDICLR6SUMPSPT 12/23

Statement of Additional Information Supplement

December 7, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated December 7, 2023, to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 27, 2023

Short Duration Income Portfolio (Class R6)
(the "Fund")

Effective immediately, Class R6 shares of the Fund are no longer offered for sale. On or about December 15, 2023, Class R6 will be liquidated as a share class of the Fund. At such time, all references to the Fund's "Class R6 Shares" and "R6 Share Class" (and related disclosures) are hereby deleted.

Please retain this supplement for future reference.